DBX ETF Trust | 1
Schedule of Investments
Xtrackers US National Critical Technologies ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Communication Services
— 15.5%
Alphabet, Inc., Class A
26,873 4,575,935
AT&T, Inc.
44,607 1,222,678
Auto Trader Group PLC, 144A
7,859 76,751
BCE, Inc.
5,657 131,239
BT Group PLC
42,122 84,755
CAR Group Ltd.
2,963 68,358
Charter Communications, Inc.,
Class A *
600 218,142
Comcast Corp., Class A
23,365 838,336
Electronic Arts, Inc.
1,477 190,710
Meta Platforms, Inc., Class A
7,857 5,250,047
Pinterest, Inc., Class A *
3,634 134,385
Quebecor, Inc., Class B
3,513 80,598
Rightmove PLC
9,573 80,881
ROBLOX Corp., Class A *
3,386 215,485
Rogers Communications, Inc.,
Class B
2,711 75,616
Snap, Inc., Class A *
6,673 68,398
Spark New Zealand Ltd.
42,219 53,702
Take-Two Interactive Software,
Inc. *
1,008 213,676
Telstra Group Ltd.
70,860 182,426
TELUS Corp. (a)
9,242 143,645
T-Mobile US, Inc.
2,956 797,204
TPG Telecom Ltd.
28,621 82,405
Trade Desk, Inc., Class A *
2,784 195,771
Verizon Communications, Inc.
26,237 1,130,815
Vodafone Group PLC
118,038 104,307
Warner Bros Discovery, Inc. *
13,842 158,629
(Cost $16,221,778)
16,374,894
Consumer Discretionary
— 5.4%
Amazon.com, Inc. *
23,003 4,883,077
DoorDash, Inc., Class A *
2,010 398,864
Expedia Group, Inc. *
759 150,252
General Motors Co.
6,197 304,458
(Cost $5,417,292)
5,736,651
Energy — 6.3%
Ampol Ltd.
3,961 65,298
BP PLC
95,818 527,660
Chevron Corp.
11,209 1,777,972
Exxon Mobil Corp.
27,370 3,047,102
Imperial Oil Ltd.
1,049 71,428
Marathon Petroleum Corp.
1,999 300,210
Phillips 66
2,570 333,303
Suncor Energy, Inc.
7,824 300,674
Valero Energy Corp.
1,964 256,754
(Cost $6,640,459)
6,680,401
Financials — 0.7%
Number
of Shares Value $
Block, Inc. *
3,425 223,653
Fidelity National Information
Services, Inc.
3,354 238,537
Global Payments, Inc.
1,576 165,921
Wise PLC, Class A *
5,322 66,509
(Cost $717,888)
694,620
Health Care — 18.5%
Abbott Laboratories
10,744 1,482,779
AbbVie, Inc.
11,012 2,301,838
Agilent Technologies, Inc.
1,772 226,674
Alnylam Pharmaceuticals, Inc. *
798 196,906
Amgen, Inc.
3,345 1,030,461
Argenx SE, ADR *
381 237,999
Astellas Pharma, Inc.
10,800 104,205
Avantor, Inc. *
4,081 68,153
Biogen, Inc. *
907 127,433
Boston Scientific Corp. *
9,144 949,056
Bristol-Myers Squibb Co.
12,643 753,776
CSL Ltd.
3,010 487,727
Danaher Corp.
4,323 898,146
Dexcom, Inc. *
2,405 212,530
GE HealthCare Technologies,
Inc.
2,758 240,911
Gilead Sciences, Inc.
7,765 887,617
GSK PLC
23,629 436,320
Haleon PLC
46,278 232,152
Hikma Pharmaceuticals PLC
2,568 69,844
ICON PLC *
510 96,910
IDEXX Laboratories, Inc. *
505 220,740
Illumina, Inc. *
957 84,924
IQVIA Holdings, Inc. *
1,126 212,589
Labcorp Holdings, Inc.
523 131,294
Medtronic PLC
7,986 734,872
Mettler-Toledo International,
Inc. *
130 165,454
Moderna, Inc. *
1,985 61,456
Novo Nordisk A/S, Class B
19,804 1,779,927
Ono Pharmaceutical Co. Ltd.
7,100 76,468
Pfizer, Inc.
35,344 934,142
Pro Medicus Ltd.
436 68,663
Quest Diagnostics, Inc.
665 114,978
Regeneron Pharmaceuticals, Inc.
661 461,867
ResMed, Inc.
909 212,270
Royalty Pharma PLC, Class A
2,334 78,516
Takeda Pharmaceutical Co. Ltd.
9,900 284,725
Teva Pharmaceutical Industries
Ltd. *
7,017 116,354
Thermo Fisher Scientific, Inc.
2,382 1,259,983
Veeva Systems, Inc., Class A *
923 206,881
Vertex Pharmaceuticals, Inc. *
1,602 768,624
Waters Corp. *
381 143,766
Zoetis, Inc.
2,812 470,279

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
(Cost $18,502,828)
19,630,209
Industrials — 12.9%
AMETEK, Inc.
1,437 272,024
Atlas Arteria Ltd. (b)
25,124 79,054
Auckland International Airport
Ltd.
15,283 70,052
Automatic Data Processing, Inc.
2,532 798,036
BAE Systems PLC
18,437 326,519
Boeing Co. *
4,671 815,697
Broadridge Financial Solutions,
Inc.
707 170,543
CAE, Inc. *
3,027 73,776
Carrier Global Corp.
5,225 338,580
Dover Corp.
848 168,557
Eaton Corp. PLC
2,461 721,861
Emerson Electric Co.
3,542 430,743
Expeditors International of
Washington, Inc.
843 98,934
Experian PLC
5,711 270,670
Fortive Corp.
2,154 171,329
GE Vernova, Inc.
1,718 575,839
General Dynamics Corp.
1,705 430,683
Honeywell International, Inc.
4,052 862,630
Howmet Aerospace, Inc.
2,503 341,910
Illinois Tool Works, Inc.
1,836 484,667
Ingersoll Rand, Inc.
2,503 212,204
Johnson Controls International
PLC
4,099 351,120
L3Harris Technologies, Inc.
1,180 243,210
Leidos Holdings, Inc.
822 106,835
Lockheed Martin Corp.
1,468 661,143
Mainfreight Ltd.
1,841 71,975
Melrose Industries PLC
9,772 78,871
Northrop Grumman Corp.
901 416,028
PACCAR, Inc.
3,213 344,562
Parker-Hannifin Corp.
799 534,140
Rockwell Automation, Inc.
704 202,154
Rolls-Royce Holdings PLC *
51,972 486,878
RTX Corp.
8,299 1,103,684
Smiths Group PLC
3,159 80,110
SS&C Technologies Holdings,
Inc.
1,334 118,793
Textron, Inc.
1,154 86,238
Thomson Reuters Corp.
928 166,609
TransDigm Group, Inc.
341 466,215
Transurban Group (b)
19,026 155,582
Vertiv Holdings Co., Class A
2,296 218,510
(Cost $12,839,444)
13,606,965
Information Technology
— 33.9%
Adobe, Inc. *
2,706 1,186,743
Akamai Technologies, Inc. *
917 73,984
Number
of Shares Value $
Amdocs Ltd.
926 80,794
Analog Devices, Inc.
3,088 710,425
ANSYS, Inc. *
543 180,955
Applied Materials, Inc.
5,058 799,518
AppLovin Corp., Class A *
1,255 408,804
Arista Networks, Inc. *
6,728 626,040
Atlassian Corp., Class A *
990 281,417
Autodesk, Inc. *
1,337 366,619
Cadence Design Systems, Inc. *
1,705 427,102
Capgemini SE
1,051 163,027
Cellebrite DI Ltd. *
3,082 57,202
CGI, Inc.
1,237 128,779
Check Point Software
Technologies Ltd. *
526 115,857
Cisco Systems, Inc.
24,786 1,589,030
Cloudflare, Inc., Class A *
1,872 272,002
Cognizant Technology Solutions
Corp., Class A
3,077 256,406
Constellation Software, Inc.
123 425,808
Crowdstrike Holdings, Inc., Class
A *
1,431 557,603
CyberArk Software Ltd. *
279 101,514
Datadog, Inc., Class A *
1,878 218,881
Dell Technologies, Inc., Class C
1,934 198,738
Enphase Energy, Inc. *
1,199 68,739
Fair Isaac Corp. *
148 279,180
Fortinet, Inc. *
3,943 425,883
Gen Digital, Inc.
3,479 95,081
Halma PLC
2,247 79,221
Hewlett Packard Enterprise Co.
8,159 161,630
HubSpot, Inc. *
310 224,437
Intel Corp.
26,986 640,378
International Business Machines
Corp.
5,761 1,454,307
Intuit, Inc.
1,704 1,045,983
Keysight Technologies, Inc. *
1,068 170,378
Lam Research Corp.
7,974 611,925
Microchip Technology, Inc.
3,289 193,591
Microsoft Corp.
13,008 5,164,046
Monday.com Ltd. *
288 85,470
MongoDB, Inc. *
460 123,018
Motorola Solutions, Inc.
1,038 456,948
Nice Ltd. *
200 29,062
Nice Ltd., ADR *
245 34,099
NVIDIA Corp.
43,308 5,410,035
Open Text Corp.
2,334 60,531
Oracle Corp.
10,256 1,703,111
Palantir Technologies, Inc., Class
A *
12,822 1,088,844
Palo Alto Networks, Inc. *
4,047 770,670
Roper Technologies, Inc.
664 388,108
Sage Group PLC
6,054 96,430
Salesforce, Inc.
5,814 1,731,700

DBX ETF Trust | 3
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
ServiceNow, Inc. *
1,279 1,189,163
Shopify, Inc., Class A *
7,540 848,136
Snowflake, Inc., Class A *
1,904 337,198
Synopsys, Inc. *
959 438,532
Teradyne, Inc.
972 106,784
Trimble, Inc. *
1,524 109,698
VeriSign, Inc. *
592 140,825
WiseTech Global Ltd.
1,109 61,722
Wix.com Ltd. *
331 66,428
Workday, Inc., Class A *
1,316 346,555
Xero Ltd. *
878 93,216
Zebra Technologies Corp., Class
A *
317 99,871
Zoom Communications, Inc. *
1,629 120,057
Zscaler, Inc. *
592 116,168
(Cost $34,406,171)
35,894,406
Materials — 1.8%
Antofagasta PLC
3,364 73,427
BHP Group Ltd.
29,511 716,439
Croda International PLC
1,751 72,846
Dow, Inc.
4,390 167,303
First Quantum Minerals Ltd. *
5,697 70,988
Freeport-McMoRan, Inc.
8,901 328,536
Fresnillo PLC
8,361 78,169
Lundin Mining Corp.
9,054 72,844
Lynas Rare Earths Ltd. *
19,161 80,905
Northern Star Resources Ltd.
7,013 74,835
Orica Ltd.
7,015 71,803
Pilbara Minerals Ltd. *
50,856 60,087
South32 Ltd.
36,473 79,836
(Cost $2,128,367)
1,948,018
Real Estate — 0.2%
CoStar Group, Inc. *
(Cost $196,510)
2,522 192,302
Utilities — 4.6%
American Electric Power Co.,
Inc.
3,305 350,495
Constellation Energy Corp.
1,947 487,811
Dominion Energy, Inc.
5,233 296,292
Edison International
2,415 131,473
Emera, Inc.
2,050 82,339
Entergy Corp.
2,663 232,507
Exelon Corp.
6,255 276,471
FirstEnergy Corp.
3,580 138,797
Fortis, Inc.
3,031 133,481
Hydro One Ltd., 144A
2,295 73,826
Mercury NZ Ltd.
21,636 71,772
Meridian Energy Ltd.
23,808 78,711
National Grid PLC
29,837 366,301
NextEra Energy, Inc.
12,814 899,158
Orsted AS, 144A *
1,913 84,087
Number
of Shares Value $
PPL Corp.
4,553 160,311
Southern Co.
6,818 612,188
SSE PLC
6,554 126,098
Vistra Corp.
2,104 281,221
(Cost $4,496,177)
4,883,339
TOTAL COMMON STOCKS
(Cost $101,566,914)
105,641,805
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers Artificial Intelligence
and Big Data ETF (c)
(Cost $124,687)
3,750 126,675
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(d)(e)
(Cost $9,810)
9,810 9,810
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.30% (d)
(Cost $943)
943 943
TOTAL INVESTMENTS — 99.9%
(Cost $101,702,354)
105,779,233
Other assets and liabilities,
net — 0.1%
146,160
NET ASSETS — 100.0%
105,925,393

4 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
At February 28, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Artificial Intelligence and Big Data ETF (c)
— 178,143 (54,986) 1,531 1,987 73 — 3,750 126,675
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (d)(e)
18,550 — (8,740) (f) — — 926 — 9,810 9,810
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.30% (d)
68,548 1,770,229 (1,837,834) — — 2,151 — 943 943
87,098 1,948,372 (1,901,560) 1,531 1,987 3,150 — 14,503 137,428
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $9,326, which is 0.0% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Affiliated fund advised by DBX Advisors LLC.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 2 89,036 83,678 3/21/2025 (5,358)
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
CRTC-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 105,641,805 $ — $ — $ 105,641,805
Exchange-Traded Funds
126,675 — — 126,675
Short-Term Investments (a)
10,753 — — 10,753
TOTAL
$ 105,779,233 $ — $ — $ 105,779,233
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (5,358) $ — $ — $ (5,358)
TOTAL
$ (5,358) $ — $ — $ (5,358)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.